Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Index Fund - Investor Shares)	18 Months Ended
Apr. 30, 2011
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.69%
Since Inception	0.14%
Inception Date	Mar. 08, 2007
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.31%
Since Inception	(0.15%)
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.01%
Since Inception	0.07%
FTSE All-World ex US Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.65%
Since Inception	0.75%